Summary of Significant Accounting Policies (Advertising Costs) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Significant Accounting Policies [Line Items]
Advertising expenses	$ 12.0	$ 9.7	$ 6.4